Goodwill and Other Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill impairment losses		¥ 7,281	¥ 6,310
Amortizable intangible assets acquired	206,317
Amortization of intangible assets	237,858	222,895	224,488
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2014	220,564
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2015	167,391
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2016	110,465
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2017	62,075
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2018	21,356
Amount of unamortizable intangible assets acquired	8,363
ABC HOLDINGS
Goodwill and Intangible Assets Disclosure [Line Items]
Percentage of ownership interests associated with acquisition	51.00%
Software for telecommunications network
Goodwill and Intangible Assets Disclosure [Line Items]
Amortizable intangible assets acquired	99,882
Weighted-average amortization period	5 years
Internal-use software
Goodwill and Intangible Assets Disclosure [Line Items]
Amortizable intangible assets acquired	¥ 82,890
Weighted-average amortization period	4 years 9 months 18 days
Intangible Assets
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted-average amortization period	4 years 10 months 24 days